Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Global Luxury Goods Fund | Global Luxury Goods Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	17.80%	14.22%	23.75%	(23.85%)	24.91%	20.75%	13.70%	(8.22%)	19.17%	8.66%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	167.46%	16.65%	1.54%	(17.44%)	(10.82%)	37.06%	51.34%	(14.29%)	13.07%	45.36%
World Precious Minerals Fund | World Precious Minerals Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	134.84%	2.76%	(16.18%)	(32.95%)	(14.19%)	70.60%	22.59%	(31.67%)	(4.16%)	75.08%
Global Resources Fund | Global Resources Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	0.27%	(3.73%)	(7.67%)	(12.10%)	13.62%	36.94%	7.80%	(24.96%)	19.57%	14.99%
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.47%	1.99%	3.04%	(5.23%)	(0.46%)	2.93%	2.18%	0.73%	1.20%	(0.45%)
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	3.92%	4.31%	4.17%	(1.66%)	(0.44%)	0.32%	1.50%	1.15%	0.69%	0.47%